Share-Based Payment Transactions (Details 1)	12 Months Ended
	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares
Number
Outstanding at beginning of year | shares	737,028	798,579	592,707
Grants | shares	970,000	180,000	240,000
Forfeited/expired | shares	(216,605)	(241,551)	(34,128)
Outstanding at end of year | shares	1,490,423	737,028	798,579
Exercisable at end of year | shares	451,266	402,500	557,749
Weighted average exercise price
Outstanding at beginning of year | $ / shares	2.63	3.14	3.94
Grants | $ / shares	0.75	1.15	1.11
Forfeited/expired | $ / shares	4.26	3.32	2.82
Outstanding at end of year | $ / shares	1.35	2.63	3.14
Exercisable at end of year | $ / shares	2.41	3.87	4.00